Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2024	31/12/2023 (*)
Suppliers	852,305	822,953
VAT payable	13,825	13,357
Taxation authorities, withholdings payable	10,626	8,892
Social security payable	42,692	28,180
Other public entities	143,036	82,752
Other payables	210,179	133,181
Current income tax liabilities	60,535	14,523
	1,123,019	970,657

(*) Restated figures (note 2.d)